Commitments and Contingencies - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended		27 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014	Jan. 31, 2013
Commitments and Contingencies [Line Items]
Security Deposit	$ 18,993		$ 5,478	$ 5,478	$ 18,993	$ 3,371
Operating Leases, Rent Expense	24,700	14,411	74,300	7,019	99,000
Future unconditional guarantee paid	18,000,000		18,000,000
Discount Rate	12.00%		12.00%
Operating lease rent			551	551
Monthly rent			551
Minimum [Member]
Commitments and Contingencies [Line Items]
Operating lease rent	9,200
Maximum [Member]
Commitments and Contingencies [Line Items]
Operating lease rent	$ 9,800